Property And Equipment, Net - Summary of Property And Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 401,241		¥ 297,676
Less: Accumulated depreciation	(111,630)		(103,100)
Property and equipment, net	289,611	$ 39,677	194,576
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	60,244		64,977
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,532		5,959
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	76,776		74,698
Office building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	63,000		63,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 194,689		¥ 89,042